Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005478 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005478 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005478 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005478 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005478 | Datadog
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005478 | Monday.com
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Old Dominion Freight Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000005478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000005478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000005478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005478 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159684 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159684 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159684 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159684 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159684 | Datadog
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159684 | Monday.com
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Old Dominion Freight Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000159684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000159684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000159684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159684 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219323 | Dayforce
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219323 | Paylocity Holding
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219323 | Teledyne Technologies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | HubSpot
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219323 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Argenx
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219323 | Datadog
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219323 | Monday.com
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Old Dominion Freight Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000219323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000219323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000219323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219323 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.70%